Treasury shares (Details) - USD ($)		6 Months Ended		12 Months Ended
	Apr. 17, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share capital and other reserves
At beginning of the financial period		$ 48,387,000
Purchases of treasury shares		2,739,000		$ 100,000
Sale/Transfer of treasury shares				(1,091,000)
Share options exercised		(524,000)		(575,000)
At end of the financial period		$ 50,372,000		$ 48,387,000
Treasury shares
Share capital and other reserves
At beginning of the financial period		7,743,000	8,926,000	8,926,000
Purchases of treasury shares	316,437	317,000	9,000
Sale/Transfer of treasury shares			(90,000)
Share options exercised		(121,000)	(598,000)
At end of the financial period		7,939,000	8,247,000	7,743,000
At beginning of the financial period		$ 48,387,000	$ 56,438,000	$ 56,438,000
Purchases of treasury shares	$ 2,732,109	2,739,000	100,000
Sale/Transfer of treasury shares			(1,091,000)
Share options exercised		(754,000)	(3,911,000)
At end of the financial period		$ 50,372,000	$ 51,536,000	$ 48,387,000